CONSTRUCTION CONTRACT (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Construction Contracts [Line Items]
Cost	$ (32,498,127)	$ (5,707,385)	$ (5,641,751)
Estimated earnings	(36,016,863)	(11,619,464)	(13,441,090)
Less: Billings	70,664,135	19,810,509	19,536,045
Costs and estimated earnings in excess of billings on uncompleted contract	3,373,432	3,146,956	2,790,084
Billing in excess of costs and estimated earnings on uncompleted contracts	1,224,287	663,296	2,336,880
Costs And Estimated Earnings In Excess Of Billings On Uncompleted Contracts [Member]
Construction Contracts [Line Items]
Cost	19,505,718	3,527,975	3,755,046
Estimated earnings	18,642,769	8,538,930	8,307,452
Less: Billings	(36,924,200)	(11,403,609)	(9,725,618)
Costs and estimated earnings in excess of billings on uncompleted contract	1,224,287	663,296
Billing in excess of costs and estimated earnings on uncompleted contracts			2,336,880
Billings in excess of costs and estimated earnings on uncompleted contracts [Member]
Construction Contracts [Line Items]
Cost	(12,992,409)	(2,179,410)	(1,886,705)
Estimated earnings	(17,374,094)	(3,080,534)	(5,133,638)
Less: Billings	33,739,935	8,406,900	9,810,427
Costs and estimated earnings in excess of billings on uncompleted contract	$ 3,373,432	$ 3,146,956	$ 2,790,084